Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Schedule of Maturities of Total Time Deposits
The table below represents the aggregate amount of time deposits with balances that met or exceeded the FDIC insurance limit of $250,000 and brokered deposits as of December 31, 2023 and 2022:

(aggregate amounts in thousands)	December 31, 2023	December 31, 2022
Time deposits with balances > $250,000	$108,147	$94,859
Brokered deposits	$161	$40,135
The scheduled maturities of total time deposits at December 31, 2023 were as follows:

(aggregate amounts in thousands)
Due within:
2024	$292,731
2025	17,488
2026	4,537
2027	4,440
2028	2,955
Thereafter	—
Total	$322,151